Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of components of share-based compensation expense
The following table summarizes components of the share-based compensation recorded as expense:

	For the years ended
	December 31, 2011	December 25, 2010	December 26, 2009
	(In millions)
Options and SOSARs
Pre-tax compensation expense	$5.6	$6.4	$5.9
Tax benefit	(1.6)	(1.9)	(1.8)
After-tax compensation expense	4.0	4.5	4.1
RSUs and DSUs
Pre-tax compensation expense	10.3	16.2	15.1
Tax benefit	(2.6)	(4.6)	(4.1)
After-tax compensation expense	7.7	11.6	11.0
PUs
Pre-tax compensation expense	8.7	7.4	4.8
Tax benefit	(2.6)	(2.1)	(1.2)
After-tax compensation expense	6.1	5.3	3.6
Total after-tax compensation expense	$17.8	$21.4	$18.7

Schedule of non-vested RSUs, PUs and DSUs outstanding and the activity for the period
The summary of activity of unvested RSUs, DSUs and PUs during 2011 is presented below:

	RSUs and DSUs		PUs
	Units	Weighted-average grant date fair value	Units	Weighted-average grant date fair value
	(In millions, except per share amounts)
Non-vested as of December 25, 2010	0.9	$48.62	2.2	$9.45
Granted	0.3	$44.27	0.6	$13.51
Vested	(0.5)	$48.05	(0.7)	$6.98
Forfeited	(0.1)	$44.40	(0.1)	$11.32
Non-vested as of December 31, 2011	0.6	$43.35	2.0	$11.67

Schedule of share-based compensation weighted average assumptions
The fair value of each option granted in 2011, 2010 and 2009 was determined on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	For the years ended
	December 31, 2011	December 25, 2010	December 26, 2009
Risk-free interest rate	2.57%	2.95%	2.46%
Dividend yield	2.57%	2.22%	2.28%
Volatility range	25.3% - 29.4%	27.2% - 29.5%	28.7% - 28.9%
Weighted-average volatility	26.29%	27.86%	28.88%
Expected term (years)	4.0 - 7.7	5.0 - 7.0	5.0 - 7.0
Weighted-average fair value	$9.60	$10.95	$10.33

Schedule of stock options and SOSARs outstanding and the activity for the period
Options and SOSARs outstanding at December 31, 2011, changes during 2011, and shares available for grant under all of our plans are presented below:

	Shares outstanding				Shares exercisable at year-end
	Shares	Weighted- average exercise price	Weighted- average remaining contractual life (years)	Aggregate intrinsic value	Shares	Weighted- average exercise price	Weighted- average remaining contractual life (years)	Aggregate intrinsic value
Outstanding as of December 25, 2010	6.8	$37.92	4.89	$91.6	5.5	$36.41	4.02	$82.7
Granted	0.7	$44.18
Exercised	(0.4)	$33.87
Forfeited	—	$43.46
Outstanding as of December 31, 2011	7.1	$38.69	4.31	$43.1	5.7	$37.58	3.34	$42.6